Significant Transactions - Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 16	$ 61	$ 47	$ 28	$ 38	$ 30	$ 29	$ 173	$ 152	$ 270	$ (74)
Reconciling adjustments:
Provision for finance receivable losses	229	$ 242	$ 233	243	256	$ 261	$ 218	194	947	929	711
Depreciation and amortization									317	510	193
Deferred income tax charge (benefit)									43	(105)	(208)
Non-cash incentive compensation from Initial Stockholder									0	0	15
Net gain on liquidation of United Kingdom subsidiary									0	(4)	0
Net gain on sales of personal and real estate loans and related trust assets									0	(18)	0
Net loss on repurchases and repayments of debt									29	17	0
Share-based compensation expense, net of forfeitures									5	8	2
Net gain on sale of SpringCastle interests								167	0	167	0
Other									(5)	(9)	2
Cash flows due to changes in:
Other assets and other liabilities									175	(189)	1
Insurance claims and policyholder liabilities									(22)	(64)	27
Taxes receivable and payable									43	(38)	131
Accrued interest and finance charges									(37)	15	(34)
Other, net									0	3	(2)
Net cash provided by operating activities									1,647	1,158	764
Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale									(2,267)	(1,155)	(975)
Proceeds on sales of finance receivables held for sale originated as held for investment									0	930	78
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired									0	0	(3,520)
Proceeds from sale of SpringCastle interests, net of restricted cash released									0	26	0
Cash advances on intercompany note to parent									(355)	(297)	(327)
Proceeds from repayments of principal on intercompany note to parent									249	401	189
Cash received from CitiFinancial Credit Company									0	23	0
Available-for-sale securities purchased									(671)	(746)	(525)
Trading and other securities purchased									0	(17)	(1,474)
Available-for-sale securities called, sold, and matured									739	837	521
Trading and other securities called, sold, and matured									18	63	3,779
Proceeds from sale of real estate owned									4	8	14
Other, net									3	(10)	(14)
Net cash used for investing activities									(2,280)	63	(2,254)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions									5,427	6,660	3,028
Repayments of long-term debt									(4,447)	(8,320)	(1,960)
Proceeds from intercompany note payable											0
Distributions to joint venture partners										(18)	(77)
Excess tax benefit from share-based compensation											1
Payments on note payable to affiliate										0
Proceeds from intercompany note payable									0	0
Payments on intercompany note payable									0
Withholding tax on vested RSUs and PRSUs									(2)	(1)	1
Capital contributions from parent									0	10	1,100
Cash dividend of SFMC									(10)
Net cash provided by (used for) financing activities									968	(1,669)	2,092
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents									335	(448)	602
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period				1,121				1,569	1,121	1,569	967
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	1,456				1,121				1,456	1,121	1,569
Supplemental cash flow information
Cash and cash equivalents												$ 958	$ 553	$ 893
Restricted cash and restricted cash equivalents												498	568	676
Total cash and cash equivalents and restricted cash and restricted cash equivalents	1,456			1,121	1,121			1,569	1,121	1,569	967	1,456	1,121	1,569
Interest paid									(746)	(765)	(594)
Income taxes received (paid)									(154)	(269)	43
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)									0	1,945	617
Increase in finance receivables held for investment financed with intercompany payable									0	89	0
Transfer of finance receivables to real estate owned									9	8	11
Net unsettled investment security purchases									1	1	0
Non-cash dividend of SFMC									(28)	0	0
As Reported SFC
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)									94	233	141
Reconciling adjustments:
Provision for finance receivable losses									324	329	339
Depreciation and amortization									143	144	92
Deferred income tax charge (benefit)									(82)	(83)	(50)
Non-cash incentive compensation from Initial Stockholder											15
Net gain on liquidation of United Kingdom subsidiary										(4)
Net gain on sales of personal and real estate loans and related trust assets										(18)
Net loss on repurchases and repayments of debt									28	17
Share-based compensation expense, net of forfeitures									0	1	2
Net gain on sale of SpringCastle interests										167
Other									1	6	(3)
Cash flows due to changes in:
Other assets and other liabilities									107	(37)	(48)
Insurance claims and policyholder liabilities									(92)	(19)	34
Taxes receivable and payable									13	56	111
Accrued interest and finance charges									(95)	14	(23)
Other, net									(3)	3	(2)
Net cash provided by operating activities									438	475	608
Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale									(783)	(557)	(799)
Proceeds on sales of finance receivables held for sale originated as held for investment										930	78
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired											0
Proceeds from sale of SpringCastle interests, net of restricted cash released										26
Cash advances on intercompany note to parent									(1,837)	(1,042)	(3,720)
Proceeds from repayments of principal on intercompany note to parent									1,154	1,023	189
Cash received from CitiFinancial Credit Company										0
Available-for-sale securities purchased									(245)	(353)	(476)
Trading and other securities purchased										(10)	(1,474)
Available-for-sale securities called, sold, and matured									301	380	470
Trading and other securities called, sold, and matured									1	20	3,779
Proceeds from sale of real estate owned									4	8	14
Other, net									12	26	(12)
Net cash used for investing activities									(1,393)	451	(1,951)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions									3,456	3,854	3,028
Repayments of long-term debt									(2,544)	(4,920)	(1,960)
Proceeds from intercompany note payable											0
Distributions to joint venture partners										(18)	(77)
Excess tax benefit from share-based compensation											1
Payments on note payable to affiliate										(670)
Proceeds from intercompany note payable									0	670
Payments on intercompany note payable									0
Withholding tax on vested RSUs and PRSUs									(1)	(1)
Capital contributions from parent										10	0
Cash dividend of SFMC									(10)
Net cash provided by (used for) financing activities									901	(1,075)	992
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents									(54)	(149)	(351)
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period				467				616	467	616	967
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	413				467				413	467	616
Supplemental cash flow information
Cash and cash equivalents												244	240	321
Restricted cash and restricted cash equivalents												169	227	295
Total cash and cash equivalents and restricted cash and restricted cash equivalents	413			467	467			616	467	616	967	413	467	616
Interest paid									(436)	(451)	(511)
Income taxes received (paid)									(71)	(140)	45
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)										1,945	617
Increase in finance receivables held for investment financed with intercompany payable										89
Transfer of finance receivables to real estate owned									9	8	11
Net unsettled investment security purchases									0	0
Non-cash dividend of SFMC									(28)
Independence
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)									58	37	(215)
Reconciling adjustments:
Provision for finance receivable losses									623	600	372
Depreciation and amortization									174	366	101
Deferred income tax charge (benefit)									125	(22)	(158)
Non-cash incentive compensation from Initial Stockholder											0
Net gain on liquidation of United Kingdom subsidiary										0
Net gain on sales of personal and real estate loans and related trust assets										0
Net loss on repurchases and repayments of debt									1	0
Share-based compensation expense, net of forfeitures									5	7	0
Net gain on sale of SpringCastle interests										0
Other									(6)	(15)	5
Cash flows due to changes in:
Other assets and other liabilities									68	(152)	49
Insurance claims and policyholder liabilities									70	(45)	(7)
Taxes receivable and payable									30	(94)	20
Accrued interest and finance charges									54	1	(11)
Other, net									3	0	0
Net cash provided by operating activities									1,205	683	156
Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale									(1,484)	(598)	(176)
Proceeds on sales of finance receivables held for sale originated as held for investment										0	0
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired											(3,520)
Proceeds from sale of SpringCastle interests, net of restricted cash released										0
Cash advances on intercompany note to parent									0	(670)	0
Proceeds from repayments of principal on intercompany note to parent									0	670	0
Cash received from CitiFinancial Credit Company										23
Available-for-sale securities purchased									(431)	(399)	(49)
Trading and other securities purchased										(7)
Available-for-sale securities called, sold, and matured									438	457	51
Trading and other securities called, sold, and matured									17	43	0
Proceeds from sale of real estate owned									0	0	0
Other, net									(9)	(36)	(2)
Net cash used for investing activities									(1,469)	(517)	(3,696)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions									1,971	2,806	0
Repayments of long-term debt									(1,898)	(3,394)	0
Proceeds from intercompany note payable											3,393
Distributions to joint venture partners										0	0
Excess tax benefit from share-based compensation											0
Payments on note payable to affiliate										(1,292)
Proceeds from intercompany note payable									1,486	1,415
Payments on intercompany note payable									(905)
Withholding tax on vested RSUs and PRSUs									(1)	0
Capital contributions from parent										0	1,100
Cash dividend of SFMC									0
Net cash provided by (used for) financing activities									653	(465)	4,493
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents									389	(299)	953
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period				654				953	654	953	0
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	1,043				654				1,043	654	953
Supplemental cash flow information
Cash and cash equivalents												714	313	572
Restricted cash and restricted cash equivalents												329	341	381
Total cash and cash equivalents and restricted cash and restricted cash equivalents	1,043			654	654			953	654	953	0	1,043	654	953
Interest paid									(310)	(314)	(83)
Income taxes received (paid)									(83)	(129)	(2)
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)										0	0
Increase in finance receivables held for investment financed with intercompany payable										0
Transfer of finance receivables to real estate owned									0	0	0
Net unsettled investment security purchases									1	1
Non-cash dividend of SFMC									0
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)									0	0	0
Reconciling adjustments:
Provision for finance receivable losses									0	0	0
Depreciation and amortization									0	0	0
Deferred income tax charge (benefit)									0	0	0
Non-cash incentive compensation from Initial Stockholder											0
Net gain on liquidation of United Kingdom subsidiary										0
Net gain on sales of personal and real estate loans and related trust assets										0
Net loss on repurchases and repayments of debt									0	0
Share-based compensation expense, net of forfeitures									0	0	0
Net gain on sale of SpringCastle interests										0
Other									0	0	0
Cash flows due to changes in:
Other assets and other liabilities									0	0	0
Insurance claims and policyholder liabilities									0	0	0
Taxes receivable and payable									0	0	0
Accrued interest and finance charges									4	0	0
Other, net									0	0	0
Net cash provided by operating activities									4	0	0
Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale									0	0	0
Proceeds on sales of finance receivables held for sale originated as held for investment										0	0
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired											0
Proceeds from sale of SpringCastle interests, net of restricted cash released										0
Cash advances on intercompany note to parent									1,482	1,415	3,393
Proceeds from repayments of principal on intercompany note to parent									(905)	(1,292)	0
Cash received from CitiFinancial Credit Company										0
Available-for-sale securities purchased									5	6	0
Trading and other securities purchased										0	0
Available-for-sale securities called, sold, and matured									0	0	0
Trading and other securities called, sold, and matured									0	0	0
Proceeds from sale of real estate owned									0	0	0
Other, net									0	0	0
Net cash used for investing activities									582	129	3,393
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions									0	0	0
Repayments of long-term debt									(5)	(6)	0
Proceeds from intercompany note payable											(3,393)
Distributions to joint venture partners										0	0
Excess tax benefit from share-based compensation											0
Payments on note payable to affiliate										1,962
Proceeds from intercompany note payable									(1,486)	(2,085)
Payments on intercompany note payable									905
Withholding tax on vested RSUs and PRSUs									0	0
Capital contributions from parent										0	0
Cash dividend of SFMC									0
Net cash provided by (used for) financing activities									(586)	(129)	(3,393)
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents									0	0	0
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period				0				0	0	0	0
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	0				0				0	0	0
Supplemental cash flow information
Cash and cash equivalents												0	0	0
Restricted cash and restricted cash equivalents												0	0	0
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$ 0			$ 0	$ 0			$ 0	0	0	0	$ 0	$ 0	$ 0
Interest paid									0	0	0
Income taxes received (paid)									0	0	0
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)										0	0
Increase in finance receivables held for investment financed with intercompany payable										0
Transfer of finance receivables to real estate owned									0	0	$ 0
Net unsettled investment security purchases									0	$ 0
Non-cash dividend of SFMC									$ 0